Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL SMALLCAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 28, 2011
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012